Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Summary of movement in provisions

			Unwinding of
			discount and
		Additions/	changes in
In € thousand	01/01/2022	Reversals	discount rate	12/31/2022
Asset retirement obligations	233	66	3	302
Post-employment benefits (note 25)	84	(9)	—	75
Record retention obligations	56	22	(10)	68
Total non-current provisions	373	79	(7)	445
Year-end audit	1,067	(1,067)	—	—
Legal Claims	—	420	—	420
Severance payments	619	(505)	—	114
Other	736	(540)	—	196
Total current provisions	2,422	(1,692)	—	730

			Unwinding
			of discount
			and changes
		Additions/	in discount
In € thousand	01/01/2021	Reversals	rate	12/31/2021
Asset retirement obligations	175	54	4	233
Post-employment benefits (note 25)	193	(109)	—	84
Record retention obligations	43	13	—	56
Total non-current provisions	411	(42)	4	373
Year-end audit	—	1,067	—	1,067
Severance payments	80	539	—	619
Other	—	736	—	736
Total current provisions	80	2,342	—	2,422